Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ 328	$ (19)
Fair Value Gain (Loss) Through Equity	17	(11)
Fair Value Gain (Loss) Through Earnings	254
Foreign exchange contracts [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	328	(19)
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	(75)	9
Fair Value Gain (Loss) Through Equity	17	(11)
Forward interest rate swaps - cash flow hedges [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	1	1
Warrants [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ 0	$ 9